Warrants (Details)	6 Months Ended
Dec. 31, 2024 $ / shares shares
Warrants [Line Items]
Sale price per share	$ 18
Ordinary shares of trading days	10 days
Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares	6,016,125
Warrant exercisable to purchase price per share	$ 0.01
Warrants expiration period	5 years
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares	5,750,000
Warrant exercisable to purchase price per share	$ 11.5
Private Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares	266,125
Warrant exercisable to purchase price per share	$ 11.5